Subsequent Events	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
Subsequent Events
NOTE 21 - SUBSEQUENT EVENTS
On February 3, 2016, Navios Partners announced that its board of directors decided to suspend the quarterly cash distributions to its unitholders, including the distribution for the quarter ended December 31, 2015.
On February 4, 2016, Navios Partners amended its existing management agreement with the Manager to fix the fees for ship management services of its owned fleet at: (a) $4.10 daily rate per Ultra-Handymax vessel; (b) $4.20 daily rate per Panamax vessel; (c) $5.25 daily rate per Capesize vessel; (d) $6.70 daily rate per Container vessel of TEU 6,800; (e) $7.40 daily rate per Container vessel of more than TEU 8,000; and (f) $8.75 daily rate per very large Container vessel of more than TEU 13,000 through December 31, 2017. Drydocking expenses under this agreement are reimbursed by Navios Partners at cost at occurrence.